LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.43%
Aerospace & Defense–0.50%
Boeing	3,640	$ 1,388,369
Huntington Ingalls Industries	4,410	913,752
Spirit AeroSystems Holdings Class A	4,780	437,513
†Teledyne Technologies	1,200	284,412
†TransDigm Group	700	317,793
		3,341,839
Air Freight & Logistics–0.02%
CH Robinson Worldwide	1,600	139,184
		139,184
Airlines–0.16%
†United Continental Holdings	12,865	1,026,370
		1,026,370
Auto Components–0.61%
BorgWarner	80,775	3,102,568
Lear	7,100	963,541
		4,066,109
Automobiles–0.35%
General Motors	44,520	1,651,692
Thor Industries	10,900	679,833
		2,331,525
Banks–7.41%
Bank of America	127,100	3,506,689
CIT Group	16,510	791,985
Citigroup	50,460	3,139,621
Citizens Financial Group	144,081	4,682,633
Comerica	34,014	2,493,906
East West Bancorp	3,900	187,083
Fifth Third Bancorp	222,845	5,620,151
First Republic Bank	41,564	4,175,519
Huntington Bancshares	242,346	3,072,947
KeyCorp	15,900	250,425
M&T Bank	55,998	8,792,806
Popular	45,000	2,345,850
Regions Financial	67,700	957,955
Signature Bank	3,200	409,824
SunTrust Banks	109,442	6,484,439
†SVB Financial Group	2,650	589,254
Zions Bancorp	36,778	1,670,089
		49,171,176
Beverages–1.22%
Constellation Brands Class A	19,010	3,333,023
Keurig Dr Pepper	63,487	1,775,731
Molson Coors Brewing Class B	40,926	2,441,236
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
PepsiCo	4,570	$ 560,054
		8,110,044
Biotechnology–0.86%
†Alkermes	6,800	248,132
†Alnylam Pharmaceuticals	4,175	390,154
Amgen	10,420	1,979,592
†Biogen	1,490	352,206
†BioMarin Pharmaceutical	200	17,766
†Bluebird Bio	1,400	220,262
†Celgene	2,650	250,001
†Exelixis	8,800	209,440
Gilead Sciences	24,110	1,567,391
†Incyte	1,725	148,367
†Moderna	17,200	350,020
		5,733,331
Building Products–0.63%
Fortune Brands Home & Security	60,479	2,879,405
Masco	32,900	1,293,299
		4,172,704
Capital Markets–3.96%
Ameriprise Financial	54,171	6,939,305
E*TRADE Financial	1,500	69,645
Invesco	107,060	2,067,329
Lazard Class A	3,200	115,648
LPL Financial Holdings	17,800	1,239,770
MSCI	6,915	1,374,979
Northern Trust	48,686	4,401,701
Raymond James Financial	50,308	4,045,266
T. Rowe Price Group	60,276	6,034,833
		26,288,476
Chemicals–1.03%
Cabot	10,290	428,372
CF Industries Holdings	19,550	799,204
Eastman Chemical	500	37,940
Huntsman	60,300	1,356,147
Sherwin-Williams	9,018	3,884,143
Westlake Chemical	5,100	346,086
		6,851,892
Commercial Services & Supplies–0.03%
†Clean Harbors	3,200	228,896
		228,896
Communications Equipment–0.68%
Cisco Systems	35,290	1,905,307
†CommScope Holding	85,715	1,862,587
†F5 Networks	2,350	368,786
Juniper Networks	12,800	338,816
		4,475,496
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.37%
†AECOM	39,410	$ 1,169,295
EMCOR Group	5,450	398,286
Jacobs Engineering Group	12,040	905,287
		2,472,868
Construction Materials–0.49%
Martin Marietta Materials	16,198	3,258,714
		3,258,714
Consumer Finance–0.91%
Ally Financial	123,342	3,390,672
American Express	7,800	852,540
†Credit Acceptance	1,830	827,032
Discover Financial Services	12,390	881,672
Synchrony Financial	3,200	102,080
		6,053,996
Containers & Packaging–2.33%
Avery Dennison	1,090	123,170
Ball	113,482	6,566,069
†Berry Global Group	22,600	1,217,462
Silgan Holdings	147,040	4,356,795
WestRock	83,727	3,210,930
		15,474,426
Distributors–0.47%
Genuine Parts	27,836	3,118,467
		3,118,467
Diversified Consumer Services–0.07%
†frontdoor	5,150	177,263
†ServiceMaster Global Holdings	5,700	266,190
		443,453
Diversified Financial Services–0.11%
Voya Financial	14,270	712,929
		712,929
Diversified Telecommunication Services–0.36%
Verizon Communications	40,090	2,370,522
		2,370,522
Electric Utilities–2.77%
Edison International	29,496	1,826,392
Entergy	5,350	511,621
Evergy	70,732	4,105,993
Exelon	47,950	2,403,733
OGE Energy	16,000	689,920
Xcel Energy	157,285	8,840,990
		18,378,649
Electrical Equipment–1.77%
Acuity Brands	28,943	3,473,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
AMETEK	61,470	$ 5,100,166
GrafTech International	33,800	432,302
Hubbell	19,530	2,304,149
Regal Beloit	5,000	409,350
		11,719,417
Electronic Equipment, Instruments & Components–2.84%
Amphenol Class A	49,696	4,693,290
†Arrow Electronics	67,903	5,232,605
CDW	58,436	5,631,477
†Coherent	2,600	368,472
Dolby Laboratories Class A	2,700	170,019
†Keysight Technologies	30,512	2,660,647
†Tech Data	600	61,446
		18,817,956
Energy Equipment & Services–0.03%
Baker Hughes	7,220	200,138
		200,138
Entertainment–0.24%
Activision Blizzard	4,650	211,715
†Take-Two Interactive Software	13,350	1,259,839
Viacom Class B	3,400	95,438
		1,566,992
Equity Real Estate Investment Trusts–9.69%
American Campus Communities	52,599	2,502,661
American Homes 4 Rent Class A	118,738	2,697,727
AvalonBay Communities	28,735	5,767,977
Boston Properties	41,829	5,600,067
Brixmor Property Group	194,609	3,574,967
Camden Property Trust	1,200	121,800
CoreSite Realty	400	42,808
Cousins Properties	51,090	493,529
Douglas Emmett	2,060	83,265
Equinix	3,145	1,425,188
Equity Commonwealth	45,460	1,486,087
Equity LifeStyle Properties	3,030	346,329
Equity Residential	6,700	504,644
Essex Property Trust	11,929	3,450,344
Federal Realty Investment Trust	35,822	4,938,063
Gaming and Leisure Properties	19,400	748,258
GEO Group	12,250	235,200
Healthcare Trust of America Class A	10,800	308,772
Hospitality Properties Trust	10,230	269,151
Host Hotels & Resorts	29,600	559,440

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Hudson Pacific Properties	3,500	$ 120,470
Invitation Homes	21,600	525,528
JBG SMITH Properties	44,560	1,842,556
Kimco Realty	155,793	2,882,171
Liberty Property Trust	17,000	823,140
Medical Properties Trust	44,800	829,248
Mid-America Apartment Communities	1,399	152,953
Outfront Media	144,306	3,376,760
Paramount Group	2,400	34,056
Park Hotels & Resorts	22,300	693,084
Rayonier	108,398	3,416,705
Realty Income	9,300	684,108
Regency Centers	41,767	2,818,855
Retail Properties of America	17,400	212,106
†SBA Communications	500	99,830
SL Green Realty	9,020	811,078
Spirit Realty Capital	11,364	451,492
Sun Communities	5,150	610,378
VICI Properties	14,200	310,696
Vornado Realty Trust	64,100	4,322,904
Weyerhaeuser	83,577	2,201,418
WP Carey	24,646	1,930,521
		64,306,334
Food & Staples Retailing–0.64%
Kroger	116,820	2,873,772
Walgreens Boots Alliance	3,220	203,730
Walmart	12,110	1,181,088
		4,258,590
Food Products–1.89%
Archer-Daniels-Midland	12,150	524,029
Conagra Brands	96,189	2,668,283
Ingredion	6,045	572,401
†Pilgrim's Pride	68,410	1,524,859
†Post Holdings	47,732	5,221,881
Tyson Foods Class A	29,260	2,031,522
		12,542,975
Gas Utilities–0.91%
National Fuel Gas	82,214	5,011,766
UGI	18,770	1,040,233
		6,051,999
Health Care Equipment & Supplies–1.58%
Cooper	100	29,617
Dentsply Sirona	7,600	376,884
Hill-Rom Holdings	9,600	1,016,256
†Hologic	20,590	996,556
Medtronic	5,280	480,902
STERIS	500	64,015
Teleflex	800	241,728
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings	56,952	$ 7,272,771
		10,478,729
Health Care Providers & Services–4.71%
AmerisourceBergen	71,359	5,674,468
Anthem	6,210	1,782,146
Cardinal Health	10,500	505,575
†Centene	27,640	1,467,684
Cigna	25,031	4,025,485
†Covetrus	13,682	435,772
†DaVita	14,700	798,063
†Henry Schein	41,988	2,523,899
Humana	9,522	2,532,852
†Laboratory Corp of America Holdings	29,047	4,443,610
†Premier Class A	20,000	689,800
†Tenet Healthcare	19,000	547,960
UnitedHealth Group	5,140	1,270,916
Universal Health Services Class B	33,965	4,543,498
		31,241,728
Hotels, Restaurants & Leisure–1.13%
†Chipotle Mexican Grill	800	568,248
Extended Stay America	49,200	883,140
Hilton Worldwide Holdings	51,795	4,304,683
Wendy's	43,880	785,013
Wyndham Destinations	19,800	801,702
Yum China Holdings	3,500	157,185
		7,499,971
Household Durables–1.06%
Garmin	2,800	241,780
†Mohawk Industries	35,349	4,459,277
Newell Brands	91,030	1,396,400
†NVR	75	207,525
Toll Brothers	19,470	704,814
		7,009,796
Household Products–0.56%
Energizer Holdings	71,859	3,228,625
Procter & Gamble	4,750	494,237
		3,722,862
Independent Power and Renewable Electricity Producers–1.21%
AES	143,960	2,602,797
NRG Energy	61,880	2,628,662
Vistra Energy	107,480	2,797,705
		8,029,164
Industrial Conglomerates–0.46%
Carlisle	24,594	3,015,716
		3,015,716

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–6.31%
†Alleghany	4,286	$ 2,624,746
Allstate	20,520	1,932,574
American Financial Group	4,870	468,543
American National Insurance	300	36,246
Aon	2,980	508,686
†Arch Capital Group	3,120	100,838
Assurant	690	65,488
Assured Guaranty	3,170	140,843
Everest Re Group	1,775	383,329
Fidelity National Financial	3,350	122,443
First American Financial	12,290	632,935
Hanover Insurance Group	4,660	532,032
Hartford Financial Services Group	115,200	5,727,744
Loews	162,163	7,772,473
Marsh & McLennan	46,593	4,375,083
MetLife	5,190	220,938
Old Republic International	3,000	62,760
Primerica	6,060	740,229
Principal Financial Group	68,419	3,433,950
Progressive	66,625	4,802,996
Travelers	18,400	2,523,744
Unum Group	43,793	1,481,517
Willis Towers Watson	2,250	395,212
WR Berkley	32,904	2,787,627
		41,872,976
Interactive Media & Services–0.40%
†Alphabet Class C	820	962,114
Match Group	14,959	846,829
†TripAdvisor	4,180	215,061
†Twitter	18,900	621,432
		2,645,436
Internet & Direct Marketing Retail–0.93%
Expedia Group	50,525	6,012,475
†Qurate Retail	8,400	134,232
		6,146,707
IT Services–1.77%
†Black Knight	10,121	551,594
Booz Allen Hamilton Holding	5,300	308,142
†Euronet Worldwide	1,930	275,199
Fidelity National Information Services	3,500	395,850
Genpact	58,000	2,040,440
Jack Henry & Associates	28,466	3,949,373
Sabre	115,943	2,480,021
†Square Class A	1,600	119,872
Total System Services	7,500	712,575
†Worldpay Class A	7,745	879,057
		11,712,123
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.23%
Agilent Technologies	8,600	$ 691,268
†IQVIA Holdings	5,760	828,576
		1,519,844
Machinery–2.68%
Allison Transmission Holdings	25,780	1,158,038
Caterpillar	7,650	1,036,498
Crane	8,570	725,193
Deere & Co.	1,620	258,941
†Gardner Denver Holdings	19,700	547,857
IDEX	28,184	4,276,640
Ingersoll-Rand	9,100	982,345
†Middleby	28,868	3,753,706
Snap-on	28,601	4,476,629
Timken	10,400	453,648
Wabtec	1,200	88,464
		17,757,959
Media–1.84%
†AMC Networks Class A	7,890	447,836
CBS Class B	51,565	2,450,884
Comcast Class A	83,460	3,336,731
†DISH Network Class A	83,833	2,656,668
†Liberty Broadband Class C	17,300	1,587,102
†Liberty Media-Liberty SiriusXM Class C	42,777	1,635,793
Omnicom Group	1,500	109,485
		12,224,499
Metals & Mining–0.23%
Reliance Steel & Aluminum	900	81,234
Steel Dynamics	41,050	1,447,833
		1,529,067
Mortgage Real Estate Investment Trusts (REITs)–0.01%
Two Harbors Investment	2,900	39,237
		39,237
Multiline Retail–1.26%
Dollar General	500	59,650
†Dollar Tree	4,600	483,184
Kohl's	71,002	4,882,807
Nordstrom	65,681	2,914,923
		8,340,564
Multi-Utilities–3.64%
CenterPoint Energy	7,470	229,329
CMS Energy	164,259	9,122,945
Sempra Energy	46,666	5,873,383
WEC Energy Group	113,014	8,937,147
		24,162,804

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–6.16%
Cabot Oil & Gas	160,414	$ 4,186,805
Chevron	30,360	3,739,745
ConocoPhillips	37,820	2,524,107
CVR Energy	10,700	440,840
Devon Energy	22,000	694,320
Diamondback Energy	66,026	6,703,620
EQT	123,460	2,560,560
Equitrans Midstream	113,976	2,482,397
HollyFrontier	12,520	616,860
Marathon Oil	57,010	952,637
Marathon Petroleum	6,690	400,397
PBF Energy Class A	124,625	3,880,823
Peabody Energy	17,210	487,559
Phillips 66	11,010	1,047,822
Valero Energy	14,360	1,218,159
Williams	305,402	8,771,145
†WPX Energy	12,080	158,369
		40,866,165
Paper & Forest Products–0.20%
Domtar	27,040	1,342,536
		1,342,536
Personal Products–0.94%
Coty Class A	214,674	2,468,751
†Edgewell Personal Care	51,253	2,249,494
†Herbalife Nutrition	26,590	1,409,004
Nu Skin Enterprises Class A	2,800	134,008
		6,261,257
Pharmaceuticals–0.79%
Allergan	1,680	245,969
†Elanco Animal Health	8,800	282,216
Eli Lilly & Co.	1,200	155,712
†Endo International	13,090	105,113
†Jazz Pharmaceuticals	6,210	887,719
†Mylan	28,830	817,042
†Nektar Therapeutics	5,100	171,360
Perrigo	6,100	293,776
Pfizer	53,090	2,254,732
		5,213,639
Professional Services–0.55%
†IHS Markit	18,400	1,000,592
ManpowerGroup	20,550	1,699,279
Nielsen Holdings	9,800	231,966
TransUnion	10,800	721,872
		3,653,709
Real Estate Management & Development–1.22%
†CBRE Group Class A	112,837	5,579,790
†Cushman & Wakefield	99,216	1,766,045
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Jones Lang LaSalle	5,030	$ 775,525
		8,121,360
Road & Rail–0.35%
CSX	13,370	1,000,344
Landstar System	1,660	181,587
†Lyft Class A	2,500	180,000
Schneider National Class B	45,600	959,880
		2,321,811
Semiconductors & Semiconductor Equipment–1.76%
Analog Devices	36,359	3,827,512
Applied Materials	28,740	1,139,828
KLA-Tencor	3,860	460,923
Lam Research	12,720	2,277,007
Marvell Technology Group	51,640	1,027,120
†Micron Technology	16,200	669,546
MKS Instruments	4,700	437,335
NXP Semiconductors	6,950	614,311
†ON Semiconductor	32,860	675,930
QUALCOMM	9,180	523,535
Teradyne	1,000	39,840
		11,692,887
Software–1.58%
CDK Global	3,200	188,224
Citrix Systems	1,590	158,459
†Nuance Communications	38,600	653,498
Oracle	13,030	699,841
Symantec	86,700	1,993,233
†Synopsys	45,877	5,282,737
†Teradata	8,600	377,290
VMware Class A	6,090	1,099,306
		10,452,588
Specialty Retail–3.82%
†AutoZone	7,031	7,200,588
Best Buy	75,203	5,343,925
†Burlington Stores	900	141,012
Foot Locker	31,300	1,896,780
Gap	126,475	3,311,115
†O'Reilly Automotive	7,690	2,986,027
Tiffany & Co.	42,309	4,465,715
		25,345,162
Technology Hardware, Storage & Peripherals–0.58%
†Dell Technologies Class C	30,539	1,792,334
HP	37,210	722,990
†NCR	10,600	289,274
NetApp	9,570	663,584
Xerox	12,200	390,156
		3,858,338

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.26%
†Deckers Outdoor	2,810	$ 413,042
PVH	37,137	4,528,857
Ralph Lauren	26,404	3,424,071
		8,365,970
Trading Companies & Distributors–0.79%
†HD Supply Holdings	9,300	403,155
MSC Industrial Direct Class A	44,632	3,691,513
†United Rentals	6,460	738,055
†WESCO International	7,800	413,478
		5,246,201
Wireless Telecommunication Services–0.07%
Telephone & Data Systems	7,900	242,767
†United States Cellular	4,100	188,231
		430,998
Total Common Stock (Cost $499,446,652)		619,807,270

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–6.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	41,518,454	$ 41,518,454
Total Money Market Fund (Cost $41,518,454)		41,518,454

TOTAL INVESTMENTS–99.69% (Cost $540,965,106)	661,325,724
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	2,052,579
NET ASSETS APPLICABLE TO 40,508,464 SHARES OUTSTANDING–100.00%	$663,378,303

† Non-income producing.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
85	E-mini S&P 500 Index	$12,060,650	$11,978,133	6/21/19	$82,517	$—
59	E-mini S&P MidCap 400 Index	11,215,900	11,127,002	6/21/19	88,898	—
Total Futures Contracts					$171,415	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$619,807,270	$—	$—	$619,807,270
Money Market Fund	41,518,454	—	—	41,518,454
Total Investments	$661,325,724	$—	$—	$661,325,724
Derivatives:

Assets:
Futures Contracts	$171,415	$—	$—	$171,415
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8